CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 48,439	$ 6,636	¥ 41,592	¥ 17,000
Restricted cash	¥ 2,654	$ 364	¥ 2,391	¥ 1,500